Revenue (Tables)	12 Months Ended
Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Schedule of information about accounts receivable, net, and contract liabilities from contracts with customers
The following table provides information about accounts receivable, net, and contract liabilities from contracts with customers. The Company did not have any contract assets as of December 31, 2021 or December 31, 2020 (dollars in thousands):

	December 31, 2021	December 31, 2020
Accounts receivable, net	$20,128	$13,817
Contract liabilities, current (deferred revenue)	1,307	1,140
Contract liabilities, non-current (deferred revenue)	456	237
Changes in the contract liabilities balances are as follows (dollars in thousands):

	December 31, 2021	December 31, 2020	$ Change
Contract liabilities (deferred revenue)	$1,762	$1,377	$385